Registration Nos. 333-178660\811-22620

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

 Post-Effective Amendment No. 1     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 2      /X/

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

/X / Immediately upon filing pursuant to paragraph (b)

// On (date) pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this March 12, 2012.

 T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	March 12, 2012
Edward C. Bernard	(Chief Executive Officer)

/s/Gregory K. Hinkle	Treasurer (Chief	March 12, 2012
Gregory K. Hinkle	Financial Officer)

*	Director	March 12, 2012
William R. Brody

*	Director	March 12, 2012
Jeremiah E. Casey

*	Director	March 12, 2012
Anthony W. Deering

*	Director	March 12, 2012
Donald W. Dick, Jr.

/s/Michael C. Gitlin	Director and President	March 12, 2012
Michael C. Gitlin

*	Director	March 12, 2012
Karen N. Horn

*	Director	March 12, 2012
Theo C. Rodgers

*	Director	March 12, 2012
John G. Schreiber

*	Director	March 12, 2012
Mark. R. Tercek

*/s/David Oestreicher	Vice President and	March 12, 2012
David Oestreicher	Attorney-In-Fact

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

POWER OF ATTORNEY

RESOLVED, that the Corporation does hereby constitute and authorize Edward C. Bernard, Margery K. Neale and David Oestreicher, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Corporation to comply with the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Corporation, to be offered by the Corporation and the registration of the Corporation under the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the name of the Corporation on its behalf, and to sign the names of each of such directors and officers on his behalf as such director or officer to any (i) Registration Statement on Form N-1A or N-14 of the Corporation filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended; (ii) Registration Statement on Form N-1A or N-14 of the Corporation under the Investment Company Act of 1940, as amended; (iii) amendment or supplement (including, but not limited to, Post-Effective Amendments adding additional series or classes of the Corporation) to said Registration Statement; and (iv) instruments or documents filed or to be filed as a part of or in connection with such Registration Statement, including Articles Supplementary, Articles of Amendment, and other instruments with respect to the Articles of Incorporation of the Corporation.

  IN WITNESS WHEREOF, the above named Corporation has caused these presents to be signed and the same attested by its Secretary, each thereunto duly authorized by its Board of Directors, and each of the undersigned has hereunto set his hand and seal as of the day set opposite his name.

/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Principal Executive Officer) Director	October 17, 2011
/s/Gregory K. Hinkle Gregory K. Hinkle	Treasurer (Principal Financial Officer)	October 17, 2011
/s/William R. Brody William R. Brody	Director	October 17, 2011
(Signatures Continued)

/s/Jeremiah E. Casey Jeremiah E. Casey	Director	October 17, 2011
/s/Anthony W. Deering Anthony W. Deering	Director	October 17, 2011
/s/Donald W. Dick, Jr. Donald W. Dick, Jr.	Director	October 17, 2011
/s/Michael C. Gitlin Michael C. Gitlin	Director and President	October 17, 2011
/s/Karen N. Horn Karen N. Horn	Director	October 17, 2011
/s/Theo C. Rodgers Theo C. Rodgers	Director	October 17, 2011
/s/John G. Schreiber John G. Schreiber	Director	October 17, 2011
/s/Mark R. Tercek Mark R. Tercek	Director	October 17, 2011

ATTEST:

/s/Patricia B. Lippert Patricia B. Lippert, Secretary